Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	328,170	88,974	6,843	423,987	267,638	92,418	6,097	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	50,524	63,046	25,372	138,942	46,436	61,267	25,360	133,063
Derivatives	2,272	251,677	2,046	255,995	1,798	233,759	2,183	237,740
Financial investments	308,181	76,550	1,708	386,439	300,795	81,522	2,805	385,122
Liabilities
Trading liabilities	53,362	32,972	29	86,363	46,579	25,476	67	72,122
Financial liabilities designated at fair value	1,297	158,933	13,521	173,751	1,370	146,353	10,733	158,456
Derivatives	2,565	248,429	3,668	254,662	1,853	232,559	3,442	237,854
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	9	50	—	59	26	87	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,521	2,702	844	11,067	6,327	24	—	6,351
Derivatives	—	36	2	38	—	9	5	14
Financial investments	1,682	201	—	1,883	157	44	—	201
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	197	9	—	206	1,345	—	—	1,345
Derivatives	—	7	2	9	—	13	3	16

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	481	2	20,194	—	20,677	—	1	—	1
Structured notes	—	—	—	—	—	—	13,281	—	13,281
Other derivatives	—	—	—	2,046	2,046	—	—	3,668	3,668
Bonds	1,135	3,804	1,805	—	6,744	5	—	—	5
Loans	22	2,202	1,822	—	4,046	4	—	—	4
Other portfolios	70	835	1,551	—	2,456	20	239	—	259
At 30 Jun 2026	1,708	6,843	25,372	2,046	35,969	29	13,521	3,668	17,218

Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2026	2,805	6,097	25,360	2,183	67	10,733	3,442
Total gains or losses recognised in profit or loss	1	(440)	202	627	(5)	13	1,207
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(440)	—	627	(5)	13	1,207
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	238	—	—	—	—
– other income/(losses)	1	—	(36)	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(88)	24	(149)	(25)	1	(85)	(47)
Purchases	1,057	3,670	2,518	—	11	—	—
New issuances	—	—	129	—	—	6,243	—
Sales	(14)	(2,514)	(94)	—	(98)	—	—
Settlements	(1,673)	(346)	(2,886)	(584)	(43)	(2,592)	(776)
Transfers out	(492)	(354)	(262)	(285)	(1)	(2,436)	(515)
Transfers in	112	706	554	130	97	1,645	357
At 30 Jun 2026	1,708	6,843	25,372	2,046	29	13,521	3,668
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2026	—	36	107	804	12	(120)	(1,086)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	36	—	804	12	—	(1,086)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	120	—	—	—	—
– other income/(losses)	—	—	(13)	—	—	(120)	—

At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– other income/(losses)	1	—	45	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss	—	—	94	—	—	—	—
– other income/(losses)	—	—	22	—	—	(179)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	110,529	110,514	108,462	108,452
Loans and advances to customers	1,022,105	1,013,525	988,399	980,792
Reverse repurchase agreements – non-trading	311,871	311,734	298,392	298,545
Financial investments – at amortised cost	218,320	216,213	182,089	181,683
Liabilities
Deposits by banks	91,401	91,428	97,952	97,981
Customer accounts	1,827,703	1,827,675	1,786,828	1,787,070
Repurchase agreements – non-trading	276,266	276,275	204,974	204,966
Debt securities in issue	105,027	106,562	99,675	101,020
Subordinated liabilities	27,872	30,908	28,406	31,617

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	1,147	1,147	45	45
Loans and advances to customers	5,828	5,828	3,493	3,493
Financial investments – at amortised cost	1,729	1,725	93	93
Liabilities
Deposits by banks	56	56	131	131
Customer accounts	18,034	18,034	16,173	16,173
Debt securities in issue	473	473	495	495

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	328,170	88,974	6,843	423,987	267,638	92,418	6,097	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	50,524	63,046	25,372	138,942	46,436	61,267	25,360	133,063
Derivatives	2,272	251,677	2,046	255,995	1,798	233,759	2,183	237,740
Financial investments	308,181	76,550	1,708	386,439	300,795	81,522	2,805	385,122
Liabilities
Trading liabilities	53,362	32,972	29	86,363	46,579	25,476	67	72,122
Financial liabilities designated at fair value	1,297	158,933	13,521	173,751	1,370	146,353	10,733	158,456
Derivatives	2,565	248,429	3,668	254,662	1,853	232,559	3,442	237,854
There were no material transfers between Level 1 and Level 2 during the reporting period.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2026				At 31 Dec 2025
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	9	50	—	59	26	87	—	113
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,521	2,702	844	11,067	6,327	24	—	6,351
Derivatives	—	36	2	38	—	9	5	14
Financial investments	1,682	201	—	1,883	157	44	—	201
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	197	9	—	206	1,345	—	—	1,345
Derivatives	—	7	2	9	—	13	3	16

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	481	2	20,194	—	20,677	—	1	—	1
Structured notes	—	—	—	—	—	—	13,281	—	13,281
Other derivatives	—	—	—	2,046	2,046	—	—	3,668	3,668
Bonds	1,135	3,804	1,805	—	6,744	5	—	—	5
Loans	22	2,202	1,822	—	4,046	4	—	—	4
Other portfolios	70	835	1,551	—	2,456	20	239	—	259
At 30 Jun 2026	1,708	6,843	25,372	2,046	35,969	29	13,521	3,668	17,218

Private equity including strategic investments	595	1	20,364	—	20,960	—	1	—	1
Structured notes	—	—	—	—	—	—	10,617	—	10,617
Other derivatives	—	—	—	2,183	2,183	—	—	3,442	3,442
Bonds	2,111	3,356	2,008	—	7,475	41	—	—	41
Loans	21	1,667	1,565	—	3,253	11	—	—	11
Other portfolios	78	1,073	1,423	—	2,574	15	115	—	130
At 31 Dec 2025	2,805	6,097	25,360	2,183	36,445	67	10,733	3,442	14,242

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2026	2,805	6,097	25,360	2,183	67	10,733	3,442
Total gains or losses recognised in profit or loss	1	(440)	202	627	(5)	13	1,207
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(440)	—	627	(5)	13	1,207
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	238	—	—	—	—
– other income/(losses)	1	—	(36)	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(88)	24	(149)	(25)	1	(85)	(47)
Purchases	1,057	3,670	2,518	—	11	—	—
New issuances	—	—	129	—	—	6,243	—
Sales	(14)	(2,514)	(94)	—	(98)	—	—
Settlements	(1,673)	(346)	(2,886)	(584)	(43)	(2,592)	(776)
Transfers out	(492)	(354)	(262)	(285)	(1)	(2,436)	(515)
Transfers in	112	706	554	130	97	1,645	357
At 30 Jun 2026	1,708	6,843	25,372	2,046	29	13,521	3,668
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2026	—	36	107	804	12	(120)	(1,086)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	36	—	804	12	—	(1,086)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	120	—	—	—	—
– other income/(losses)	—	—	(13)	—	—	(120)	—

At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– other income/(losses)	1	—	45	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss	—	—	94	—	—	—	—
– other income/(losses)	—	—	22	—	—	(179)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	110,529	110,514	108,462	108,452
Loans and advances to customers	1,022,105	1,013,525	988,399	980,792
Reverse repurchase agreements – non-trading	311,871	311,734	298,392	298,545
Financial investments – at amortised cost	218,320	216,213	182,089	181,683
Liabilities
Deposits by banks	91,401	91,428	97,952	97,981
Customer accounts	1,827,703	1,827,675	1,786,828	1,787,070
Repurchase agreements – non-trading	276,266	276,275	204,974	204,966
Debt securities in issue	105,027	106,562	99,675	101,020
Subordinated liabilities	27,872	30,908	28,406	31,617

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	1,147	1,147	45	45
Loans and advances to customers	5,828	5,828	3,493	3,493
Financial investments – at amortised cost	1,729	1,725	93	93
Liabilities
Deposits by banks	56	56	131	131
Customer accounts	18,034	18,034	16,173	16,173
Debt securities in issue	473	473	495	495